EARNINGS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 15 – EARNINGS PER SHARE
Basic earnings per share is computed using the weighted-average number of common shares outstanding for the period. Diluted earnings per share is computed using the weighted-average number of common shares outstanding for the period plus dilutive potential common shares, including performance share awards, using the treasury stock method. Performance share awards are included based on the number of shares that would be issued as if the end of the reporting period was the end of the performance period and the result was dilutive.

The following table sets forth the computation of the Company’s basic and diluted earnings per share for the three months ended March 31, 2024 and 2023 (in thousands except share and per share data):

	Three months ended March 31,
	2024	2023
Numerator:
Net income	$3,126	$5,701
Less: Redeemable Convertible Preferred Stock dividends	—	(314)

Net income attributable to common shareholders — basic	$3,126	$5,387

Add: Redeemable Convertible Preferred Stock dividends	—	314

Net income attributable to common shareholders — diluted	$3,126	$5,701

Denominator
Weighted-average common shares used in computing earnings per share — basic	29,768,568	11,951,137
Weighted-average effect of potentially dilutive securities:
Effect of potentially dilutive time-based stock options	—	1,006,729
Effect of potentially dilutive performance-based stock options	—	—
Effect of potentially dilutive redeemable convertible preferred stock	—	6,719,641

Weighted-average common shares outstanding — diluted	29,768,568	19,677,507

Earnings per share — basic	$0.11	$0.45

Earnings per share — diluted	$0.11	$0.29

As of March 31, 2024, the Company’s potentially dilutive securities consisted of options to purchase common stock. As of March 31, 2023, the Company’s potentially dilutive securities consisted of redeemable convertible preferred stock and options to purchase common stock. Based on the amounts outstanding as of the three months ended March 31, 2024 and 2023, the Company excluded the following potential common shares from the computation of diluted earnings per share because including them would have had an anti-dilutive effect. The options excluded from the diluted earnings per share calculations were as follows:

	Three months ended March 31,
	2024	2023
Time-based options outstanding	4,427,659	140,135

Total	4,427,659	140,135

Our performance-based stock options were excluded from the diluted earnings per share calculations for the three months ended March 31, 2024 because including them would have had an anti-dilutive effect. Our performance-
based stock options were excluded from the diluted earnings per share calculations for the three months ended March 31, 2024 because including them would have had an anti-dilutive effect. Our performance-based stock options were also excluded from the diluted earnings per share calculations for the three months ended March 31, 2023 because all necessary performance conditions were not satisfied by March 31, 2023. The options excluded from the diluted earnings per share calculations were as follows:

	Three months ended March 31,
	2024	2023
Performance-based options outstanding	534,063	534,063

Total	534,063	534,063

NOTE 17 – EARNINGS PER SHARE
Basic earnings per share is computed using the weighted-average number of common shares outstanding for the period. Diluted earnings per share is computed using the weighted-average number of common shares outstanding for the period plus dilutive potential common shares, including performance share awards, using the treasury stock method. Performance share awards are included based on the number of shares that would be issued as if the end of the reporting period was the end of the performance period and the result was dilutive.
The following table sets forth the computation of the Company’s basic and diluted net earnings per share for the years ended December 31, 2023 and 2022 (in thousands, except share and per share data):

	Year Ended December 31,
	2023	2022
Numerator:
Net income	$14,748	$21,080
Less: Redeemable convertible preferred stock dividends	(314)	(1,189)

Net income attributable to common shareholders — basic	$14,434	$19,891
Add: Redeemable convertible preferred stock dividends	314	1,189

Net income attributable to common shareholders — diluted	$14,748	$21,080

Denominator
Weighted-average common shares used in computing earnings per share — basic	21,421,610	11,951,137
Weighted-average effect of potentially dilutive securities:
Effect of potentially dilutive time-based stock options	488,997	1,006,729
Effect of potentially dilutive performance-based stock options	45,202	—
Effect of potentially dilutive redeemable convertible preferred stock	3,175,215	6,719,641

Weighted-average common shares outstanding — diluted	25,131,024	19,677,507

Earnings per share — basic	$0.67	$1.66

Earnings per share — diluted	$0.59	$1.07

As of December 31, 2023, the Company’s potentially dilutive securities consisted of options to purchase common stock. As of December 31, 2022, the Company’s potentially dilutive securities consisted of redeemable convertible preferred stock and options to purchase common stock. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net income per share for the periods presented because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2023	2022
Time-based options outstanding	140,135	140,135

Total	140,135	140,135

Our performance-based stock options were excluded from the diluted earnings per share calculations for the years ended December 31, 2022 because all necessary performance conditions were not satisfied by December 31, 2022. Our performance-based stock options excluded from diluted earnings per share for the year ended December 31, 2022 were as follows:

	Year Ended December 31,
	2023	2022
Performance-based options outstanding	—	534,063

Total	—	534,063